FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Liabilities Measured at Fair Value
	December 31, 2015
	Level 1	Level 2	Level 3	Total

Liabilities:
Contingent Consideration related to acquisitions	$-	$-	$2,458	$2,458
Foreign exchange contracts	-	62	-	62
Liability presented at fair value	-	-	719	719

Total liabilities	$-	$62	$3,177	$3,239

	December 31, 2014
	Level 1	Level 2	Level 3	Total

Liabilities:
Contingent Consideration related to acquisitions	$-	$-	$4,486	$4,486
Foreign exchange contracts	-	196	-	196
Liability presented at fair value	-	-	906	906

Total liabilities	$-	$196	$5,392	$5,588

Change of Fair Value Measurements

Total fair value as of January 1, 2015	$5,392
Acquisition	1,616
Cash settlements	(2,054)
Revaluation of liability presented at fair value	(187)
Accretion of contingent payment obligations and other acquisition related adjustments	477
Change in fair value of payment obligations	(2,067)

Total fair value as of December 31, 2015	$3,177